Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (1,902,348)	$ 796,354
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	427,005	461,341
Allowance for current expected credit losses	48,833	66,277
Write off of construction costs	28,767
Amortization of operating lease right-of-use assets	11,583	22,793
Amortization of intangible assets - land use rights	50,521	47,087
Loss (gain) on disposals of property and equipment	76,901	(345,519)
Share-based compensation	1,968,000
Deferred tax provision	1,964
Changes in operating assets and liabilities:
Accounts receivable	(588,655)	554,182
Notes receivable	(1,663,623)	(377,266)
Inventories	(22,695)	(330,635)
Prepaid expense and other current assets	502,043	(233,634)
Other non-current assets		2,166
Due (from) to related parties	(31,246)	3,210
Accounts payable	(77,259)	(1,340,227)
Accrued expenses and other payables	(30,113)	(292,690)
Income tax payable	(18,031)	(75,543)
Net cash used in operating activities	(1,218,353)	(1,042,104)
Cash flows from investing activities
Purchase of property and equipment	(109,325)	(173,181)
Prepayments for purchase of Yingxuan Assets	(277,196)
Short-term investment		(274,344)
Proceeds from sale of property and equipment	2,772	750,837
Net cash (used in) provided by investing activities	(383,749)	303,312
Cash flows from financing activities
Payments for financing liabilities	(33,264)	(194,002)
Payments for finance leases	(43,949)	(208,115)
Advances from related parties	1,406,772	949,099
Repayments to related parties	(1,038,298)	(542,906)
Borrowings from short term loans	2,773,281	1,842,440
Repayments of short term loans	(1,719,935)	(3,674,772)
Borrowings from long term loans	415,795	4,727,388
Repayments of long term loans	(23,958)	(11,408,398)
Proceeds from initial public offering		9,487,500
Disbursements for initial public offering costs		(1,343,572)
Net cash provided by (used in) financing activities	1,736,444	(365,338)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(19,592)	(143,163)
Net change in cash, cash equivalents and restricted cash	114,750	(1,247,293)
Cash, cash equivalents and restricted cash, beginning of the period	815,669	2,114,039
Cash, cash equivalents and restricted cash, end of the period	930,419	866,746
Cash, cash equivalents	775,686	2,085,033
Cash, cash equivalents	930,419	678,770
Restricted cash	39,983	29,006
Restricted cash		187,976
Cash, cash equivalents and restricted cash, beginning of the period	815,669	2,114,039
Cash, cash equivalents and restricted cash, end of the period	930,419	866,746
Reconciliation of cash, cash equivalents and restricted cash, end of the period
Cash, cash equivalents	775,686	2,085,033
Cash, cash equivalents	930,419	678,770
Restricted cash	39,983	29,006
Restricted cash		187,976
Cash, cash equivalents and restricted cash, beginning of the period	815,669	2,114,039
Cash, cash equivalents and restricted cash, end of the period	930,419	866,746
Supplemental disclosure of cash flow information:
Cash paid for interest expense	304,769	409,431
Cash paid for income taxes	27,589	330,693
Non-cash investing and financing activities
Right-of-use assets transferred to property and equipment upon exercise of purchase option	645,402	482,062
Prepayments applied to property and equipment acquired	83,833
Security deposits applied to lease payments		$ 33,583